REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
REGULATORY MATTERS

NOTE 15 - REGULATORY MATTERS

The Company and the Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of tangible and core capital (as defined in the regulations) to total adjusted assets (as defined) and of risk-based capital (as defined) to risk-weighted assets (as defined). Management believes, as of December 31, 2011, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification from the Federal Reserve categorized the Bank as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Company’s or the Bank’s category. The Company’s and the Bank’s actual capital amounts and ratios for 2011 and 2010 are presented in the following tables.

	Actual		Required for Capital Adequacy Purposes		To be Considered Well Capitalized Under Prompt Corrective Action
At December 31, 2011
Total Capital (to risk weighted assets)
The Company	$94,927	12.69%	$59,859	8.00%
The Bank	$92,515	12.42%	$59,609	8.00%	$74,511	10.00%

Tier 1 Capital (to risk weighted assets)
The Company	$87,164	11.65%	$29,930	4.00%
The Bank	$84,860	11.39%	$29,804	4.00%	$44,707	6.00%

Tier 1 Capital (to average assets)
The Company	$87,164	9.17%	$38,021	4.00%
The Bank	$84,860	8.96%	$37,896	4.00%	$47,370	5.00%

At December 31, 2010
Total Capital (to risk weighted assets)
The Company	$90,343	12.94%	$55,857	8.00%
The Bank	$88,021	12.65%	$55,633	8.00%	$69,542	10.00%

Tier 1 Capital (to risk weighted assets)
The Company	$82,694	11.84%	$27,928	4.00%
The Bank	$80,372	11.56%	$27,817	4.00%	$41,725	6.00%

Tier 1 Capital (to average assets)
The Company	$82,694	9.44%	$35,030	4.00%
The Bank	$80,372	9.20%	$34,928	4.00%	$43,661	5.00%